MASSMUTUAL SELECT FUNDS

MassMutual Select Focused Value Fund

Supplement dated June 14, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces similar information for the MassMutual Select Focused Value Fund under the heading Portfolio Managers in the section titled Management:

Robert M. Levy, CFA is the Chairman, the Chief Investment Officer of U.S. Equity, and a Portfolio Manager at Harris. He has managed the Fund since its inception. Due to his retirement, effective January 1, 2017, Mr. Levy will no longer be a portfolio manager of the Fund. In anticipation of his retirement, effective June 30, 2016, Mr. Levy will no longer be Chairman of Harris.

Anthony P. Coniaris, CFA is the Co-Chief Executive Officer, a Portfolio Manager, and a U.S. Investment Analyst at Harris. He has managed the Fund since April 2015. Effective June 30, 2016, Mr. Coniaris will become Co-Chairman of Harris.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FV 16-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Diversified International Fund

Supplement dated June 14, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and its previous supplement. It should be retained and read in conjunction with the Summary Prospectus and its previous supplement.

Effective immediately, the following information supplements similar information for the MassMutual Select Diversified International Fund under the heading Portfolio Managers in the section titled Management:

Demetris Georghiou is an Executive Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since May 2016.

Effective immediately, the following information replaces similar information for the MassMutual Select Diversified International Fund under the heading Portfolio Managers in the section titled Management:

Gerd Woort-Menker, CFA is a Managing Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since June 2011. Upon his retirement in the 2nd quarter of 2017, Mr. Woort-Menker will no longer be a portfolio manager of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DI 16-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated June 14, 2016 to the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective immediately, the following information supplements similar information for the MassMutual Select Overseas Fund under the heading Portfolio Managers in the section titled Management:

Demetris Georghiou is an Executive Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since May 2016.

Effective immediately, the following information replaces similar information for the MassMutual Select Overseas Fund under the heading Portfolio Managers in the section titled Management:

Gerd Woort-Menker, CFA is a Managing Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since June 2011. Upon his retirement in the 2nd quarter of 2017, Mr. Woort-Menker will no longer be a portfolio manager of the Fund.

Marcus L. Smith is an Investment Officer at MFS. He has managed the Fund since September 2005. Effective April 1, 2017, Mr. Smith will no longer be a portfolio manager of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SO 16-03

MASSMUTUAL SELECT FUNDS

Supplement dated June 14, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 1, 2016, the following information replaces the information found on page 4 of the Prospectus under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund for the MassMutual Select Total Return Bond Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Management Fees(1)	.30%	.30%	.30%	.30%	.30%	.30%	.30%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.25%	.50%
Other Expenses	.04%	.14%	.24%	.34%	.34%	.24%	.24%
Total Annual Fund Operating Expenses	.34%	.44%	.54%	.64%	.89%	.79%	1.04%

(1)	Management Fees have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$35	$109	$191	$431
Class R5	$45	$141	$246	$555
Service Class	$55	$173	$302	$677
Administrative Class	$65	$205	$357	$798
Class A	$562	$745	$945	$1,519
Class R4	$81	$252	$439	$978
Class R3	$106	$331	$574	$1,271

Effective immediately, the following information replaces similar information found on pages 6, 12,18, and 19 for the MassMutual Select Total Return Bond Fund, MassMutual Select Strategic Bond Fund, and MassMutual Select BlackRock Global Allocation Fund, respectively, under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Effective immediately, the following information replaces similar information found on page 43 for the MassMutual Select Focused Value Fund under the heading Portfolio Managers in the section titled Management:

Robert M. Levy, CFA is the Chairman, the Chief Investment Officer of U.S. Equity, and a Portfolio Manager at Harris. He has managed the Fund since its inception. Due to his retirement, effective January 1, 2017, Mr. Levy will no longer be a portfolio manager of the Fund. In anticipation of his retirement, effective June 30, 2016, Mr. Levy will no longer be Chairman of Harris.

Anthony P. Coniaris, CFA is the Co-Chief Executive Officer, a Portfolio Manager, and a U.S. Investment Analyst at Harris. He has managed the Fund since April 2015. Effective June 30, 2016, Mr. Coniaris will become Co-Chairman of Harris.

Effective immediately, the following information replaces similar information found on page 58 for the MassMutual Select Mid-Cap Value Fund under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Effective immediately, the following information supplements similar information found on page 91 for the MassMutual Select Diversified International Fund under the heading Portfolio Managers in the section titled Management:

Demetris Georghiou is an Executive Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since May 2016.

Effective immediately, the following information replaces similar information found on page 91 for the MassMutual Select Diversified International Fund under the heading Portfolio Managers in the section titled Management:

Gerd Woort-Menker, CFA is a Managing Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since June 2011. Upon his retirement in the 2nd quarter of 2017, Mr. Woort-Menker will no longer be a portfolio manager of the Fund.

Effective immediately, the following information supplements similar information found on page 102 for the MassMutual Select Overseas Fund under the heading Portfolio Managers in the section titled Management:

Demetris Georghiou is an Executive Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since May 2016.

Effective immediately, the following information replaces similar information found on page 102 for the MassMutual Select Overseas Fund under the heading Portfolio Managers in the section titled Management:

Gerd Woort-Menker, CFA is a Managing Director and Portfolio Manager at J.P. Morgan. He has managed the Fund since June 2011. Upon his retirement in the 2nd quarter of 2017, Mr. Woort-Menker will no longer be a portfolio manager of the Fund.

Marcus L. Smith is an Investment Officer at MFS. He has managed the Fund since September 2005. Effective April 1, 2017, Mr. Smith will no longer be a portfolio manager of the Fund.

Effective immediately, the following information replaces similar information found on page 105 in the section titled Additional Information Regarding Principal Risks:

•	Bank Loans Risk

Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities, although bank loans are typically (though not always) senior and secured, while below investment grade debt securities or investments are often subordinated and unsecured. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law, or may be difficult to sell. In the event that a borrower defaults, a Fund’s access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. In addition, some loans may be unsecured. Unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. In some cases, the Fund may rely on a third party to administer its interest in a loan, and so is subject to the risk that the third party will be unwilling or unable to perform its obligations. The Fund may invest in a loan by purchasing an indirect interest in the loan held by a third party. In that case, the Fund will be subject to both the credit risk of the borrower and of the third party, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Effective immediately, the following information replaces similar information found on page 124 for Harris Associates L.P. (“Harris”) related to the MassMutual Select Focused Value Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Robert M. Levy, CFA

is primarily responsible for the day-to-day management of the Focused Value Fund. Mr. Levy is the Chairman, the Chief Investment Officer of U.S. Equity, and a Portfolio Manager of Harris. He has managed other investment portfolios under the focused value strategy since 1985. Prior to that, he was a portfolio manager and director of Gofen and Glossberg, Inc. Due to his retirement, effective January 1, 2017, Mr. Levy will no longer be a portfolio manager of the Fund,

Anthony P. Coniaris, CFA

is a portfolio manager of the Focused Value Fund. Mr. Coniaris is the Co-Chief Executive Officer, a Portfolio Manager, and a U.S. Investment Analyst at Harris. He joined Harris in 1999. Effective June 30, 2016, Mr. Coniaris will become Co-Chairman of Harris. Effective January 1, 2017, Mr. Coniaris will become primarily responsible for the day-to-day management of the Fund.

Effective immediately, the following information supplements the information found on page 126 for J.P. Morgan Investment Management Inc. (“JP Morgan”) related to the MassMutual Select Diversified International Fund and the MassMutual Select Overseas Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Demetris Georghiou

is a portfolio manager of the Diversified International Fund and a portion of the Overseas Fund. Mr. Georghiou, Executive Director, joined J.P. Morgan as a portfolio manager in 2009.

Effective immediately, the following information replaces similar information found on page 126 for J.P. Morgan related to the MassMutual Select Diversified International Fund and the MassMutual Select Overseas Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Gerd Woort-Menker, CFA

is a portfolio manager of the Diversified International Fund and a portion of the Overseas Fund. Mr. Woort-Menker, Managing Director, joined J.P. Morgan in 1987 as a research analyst and later became the head of European research and global research, before becoming a portfolio manager in 1999. Upon his retirement in the 2nd quarter of 2017, Mr. Woort-Menker will no longer be a portfolio manager of the Fund.

Effective immediately, the following information replaces similar information found on page 128 for Massachusetts Financial Services Company (“MFS”) related to the MassMutual Select Overseas Fund under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Marcus L. Smith

is a portfolio manager of a portion of the Overseas Fund. Mr. Smith, an Investment Officer of MFS, has been employed in the investment area of MFS since 1994.    Effective April 1, 2017, Mr. Smith will no longer be a portfolio manager of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-16-05